U.S. SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Washington, DC  20549

RULE 24f-2 NOTICE
Annual Notice

____________________________________________________________________________

1. Name and address of issuer:
	CFS Investment Trust
	1111 East Warrenville Road
	Naperville, IL  60563-1493

2.   Name of each series or class of funds for which this notice is filed:
	Calamos Convertible Fund - Class A
	Calamos Growth and Income Fund  - Class A
	Calamos Strategic Income Fund - Class A
	Calamos Growth Fund - Class A
	Calamos Global Growth & Income Fund - Class A
Calamos Convertible Fund - Class C
	Calamos Growth and Income Fund  - Class C
	Calamos Strategic Income Fund - Class C
	Calamos Growth Fund - Class C
	Calamos Global Growth & Income Fund - Class C

3.  Investment Company Act File Number:  33-19228

    Securities Act File Number:

4. Last day of fiscal year for which this notice is filed:  3/31/97

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securiites sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration

[      ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1). If applicable (see Instruction A.6:

7. Number and amoung of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the
 fiscal year:    None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None

9. Number and aggregate sale price of securities sold during the fiscal year:

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Calamos Convertible Fund - Class A			824,228		11,931,314
	Calamos Growth and Income Fund  - Class A		176,257		  2,735,811
	Calamos Strategic Income Fund - Class A			    1,500		       16,566
	Calamos Growth Fund - Class A				217,109		  3,905,631
	Calamos Global Growth & Income Fund - Class A		575,477		  2,944,288
Calamos Convertible Fund - Class C			219,119		  3,118,628
	Calamos Growth and Income Fund  - Class C		  22,630		     351,959
	Calamos Strategic Income Fund - Class C			           0			  0
	Calamos Growth Fund - Class C				    1,060		       18,759
	Calamos Global Growth & Income Fund - Class C		  74,840		     391,294

11. Number and aggregate sale price of securities issued during the fiscal hyear in commection with dividend reinvestment plans, if applicable (see instruction B.7):

Calamos Convertible Fund - Class A			157,231		  2,204,225
	Calamos Growth and Income Fund  - Class A		  49,163		     731,921
	Calamos Strategic Income Fund - Class A			    9,775		     105,551
	Calamos Growth Fund - Class A				   23,916		     421,022
	Calamos Global Growth & Income Fund - Class A		        983		         5,101
Calamos Convertible Fund - Class C			          33		            464
	Calamos Growth and Income Fund  - Class C		          88		         1,360
	Calamos Strategic Income Fund - Class C			           0			  0
	Calamos Growth Fund - Class C				           0       		  0
	Calamos Global Growth & Income Fund - Class C		          23		            117

12. Calculation of registration fee:


(i) Aggregate sale price of securities sold during the fiscal year in reliance
 on rule 24f-2(from Item 10):				$25,414,250
(ii) Aggregate price of shares issued in connection with dividend reinvestment
 plans (from Item 11, if applicable):				  +3,469,761
(iii) Aggregate price of shares redeemed or repurchased during the fiscal year
 (if applicable):     - 5,290,522
(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line
 (iv)] (If applicable):   $23,593,489
(vi) Multiplier prescribed by section 6(b) of the Securities Act of 1933 or
 other applicable law or regulation (see Instruction C.6):		x.00034483
(vii) Fee due [line (I) or line (v) multiplied by line (vi): 	$8,136

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
 Procedures (17 CFR 202.3a).   [x]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 5/30/97

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/ Helen L. Callaghan
				          Secretary

Date 5/30/97



BELL, BOYD & LLOYD
THREE FIRST NATIONAL PLAZA
70 WEST MADISON STREET, SUITE 3300
CHICAGO, ILLINOIS 60602-4207

312 372-1121
FAX 312 372-2098
CAMERON B. AVERY							          WASHINGTON, D.C.
DIRECT DIAL: 312 807-4302							           202 466-6300
Cavery@bellboyd.com							           FAX 202 463-0678

MAY 30, 1997

CFS Investment Trust
1111 East Warrenville Road
Naperville, Illinois 60563-1448

Ladies and Gentlemen:

Rule 24f-2 Notice

We have represented CFS Investment Trust, a Massachussetts business trust (the "Trust"), in connection with the filing the Securities and Exchange Commission of the Trust's Rule 24f-2 Notice for the fiscal year ended March 31, 1997 pursuant to Rule 24f-2 under the Investment Company Act of 1940 (Rule 24f-2"). In this connection, we have examined originals, or copies certified or otherwise identified to our satisfaction, of such documents or other records, certificates, and other papers as we deem it neces

Based upon the foregoing examination, we are of the opinion that the following shares of beneficial interest, without par value, of the Trust sold during the 1997 fiscal year in reliance upon registration pursuant to rule 24f-2 were legally issued, fully paid and nonassessable (although shareholders of the Trust may be subject to liability under certain circumstances as described in the prospectus of the Trust included in its registration statement on Form N-1A):

Shares Sold During Period
	Series of the Registrant				        		Pursuant to Rule 24f-2

	Calamos Strategic Income Fund						11,275
	Calamos Convertible Fund						1,200,617
	Calamos Growth and Income Fund						248,138
	Calamos Growth Fund							242,085
	Calamos Global Growth and Income Fund					651,323

	We consent to the filing of this opinion with the Trust's Rule 24f-2 Notice.
 In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of
 1933.

								Very truly yours,

								/s/ Bell, Boyd & Lloyd